Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended, restated, supplemented and/or otherwise modified from time to time, the “Agreement”), among TRS, as Servicer, American Express Receivables Financing Corporation III LLC, as Transferor, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on August 15, 2025 and covers activity from July 01, 2025 through July 31, 2025.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of August 2025.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Hitesh Arora
Name:	Hitesh Arora
Title:	Director, Controllership

A.	Trust Activity

Trust Totals
Record Date	July 31, 2025
Number of days in Monthly Period	31
Beginning Number of Accounts	13,252,850
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	25,320,760,241.78
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,320,760,241.78
Finance Charge Collections (excluding Recoveries)	691,142,889.95
Collections of Discount Option Receivables	0.00
Recoveries	15,387,481.56
Total Collections of Finance Charge Receivables	706,530,371.51
Total Collections of Principal Receivables	12,878,479,156.01
Monthly Payment Rate	49.2207%
Defaulted Amount	39,377,580.69
Annualized Default Rate	1.8254%
Annualized Default Rate, Net of Recoveries	1.1121%
Trust Portfolio Yield	31.0227%
New Principal Receivables	12,995,996,866.00
Ending Number of Accounts	13,246,482
Ending Principal Receivables Balance	25,398,900,371.08
Ending Required Minimum Principal Balance	19,933,839,990.00
Ending Transferor Amount	6,769,143,371.08
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	25,398,900,371.08
Ending Total Receivables	26,744,408,585.25

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2022-3	2,571,435,000.00	2,571,435,000.00	0.00	180,000,450.00	13.80%	97,521,235.83	2,123,909.00	1,777,595,491.37	5,435,223.29
2022-4	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.13%	43,342,733.56	943,958.73	790,041,749.32	2,415,652.68
2023-1	1,428,573,000.00	1,428,573,000.00	0.00	100,000,110.00	7.67%	54,178,388.50	1,179,947.80	987,551,668.19	3,019,564.27
2023-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.07%	21,671,385.74	471,979.78	395,021,220.30	1,207,827.40
2023-3	971,433,000.00	971,433,000.00	0.00	68,000,310.00	5.21%	36,841,431.61	802,367.28	671,537,457.09	2,053,310.80
2023-4	971,433,000.00	971,433,000.00	0.00	68,000,310.00	5.21%	36,841,431.61	802,367.28	671,537,457.09	2,053,310.80
2024-1	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.13%	43,342,733.56	943,958.73	790,041,749.32	2,415,652.68
2024-2	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.13%	43,342,733.56	943,958.73	790,041,749.32	2,415,652.68
2024-3	1,371,433,000.00	1,371,433,000.00	0.00	96,000,310.00	7.36%	52,011,363.70	1,132,752.30	948,051,620.02	2,898,787.87
2025-1	1,600,000,000.00	1,600,000,000.00	0.00	112,000,000.00	8.59%	60,679,728.37	1,321,540.08	1,106,056,651.71	3,381,908.26
2025-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	9.20%	65,014,043.45	1,415,936.86	1,185,061,587.06	3,623,475.85
2025-3	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.13%	43,342,733.56	943,958.73	790,041,749.32	2,415,652.68
2025-4	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	9.20%	65,014,043.45	1,415,936.86	1,185,061,587.06	3,623,475.85
2025-5	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.13%	43,342,733.56	943,958.73	790,041,749.32	2,415,652.68

Total	18,628,606,000.00	18,628,606,000.00	0.00	1,304,002,420.00	99.99%	706,486,720.06	15,386,530.89	12,877,683,486.49	39,375,147.79
Group 2

2012-A	1,151,000.00	1,151,000.00	0.00	80,570.00	0.01%	43,651.48	950.68	795,669.50	2,432.86

Total	1,151,000.00	1,151,000.00	0.00	80,570.00	0.01%	43,651.48	950.68	795,669.50	2,432.86

Trust	18,629,757,000.00	18,629,757,000.00	0.00	1,304,082,990.00	100.00%	706,530,371.54	15,387,481.57	12,878,479,155.99	39,377,580.65

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2022-3	2,571,435,000.00	71,751,278.73	8,444,761.94	3,998,967.18	4,285,725.00	0.00	16,729,454.12	70,299,921.24	0.00	53,570,467.12
2022-4	1,142,859,000.00	31,889,429.32	4,892,461.92	1,777,317.19	1,904,765.00	0.00	8,574,544.11	32,383,619.77	0.00	23,809,075.66
2023-1	1,428,573,000.00	39,861,765.71	5,998,996.12	2,221,645.32	2,380,955.00	0.00	10,601,596.44	40,362,925.39	0.00	29,761,328.95
2023-2	571,430,000.00	15,944,728.61	2,374,769.40	888,659.37	952,383.33	0.00	4,215,812.10	16,120,360.35	0.00	11,904,548.25
2023-3	971,433,000.00	27,106,094.44	4,367,303.81	1,510,724.04	1,619,055.01	0.00	7,497,082.86	27,734,856.55	0.00	20,237,773.69
2023-4	971,433,000.00	27,106,094.44	4,319,157.68	1,510,724.04	1,619,055.01	0.00	7,448,936.73	27,686,710.42	0.00	20,237,773.69
2024-1	1,142,859,000.00	31,889,429.32	5,148,521.77	1,777,317.19	1,904,765.00	0.00	8,830,603.96	32,639,679.62	0.00	23,809,075.66
2024-2	1,142,859,000.00	31,889,429.32	5,167,212.36	1,777,317.19	1,904,765.00	0.00	8,849,294.55	32,658,370.21	0.00	23,809,075.66
2024-3	1,371,433,000.00	38,267,376.56	5,522,736.71	2,132,784.05	2,285,721.67	0.00	9,941,242.43	38,512,179.06	0.00	28,570,936.63
2025-1	1,600,000,000.00	44,645,128.49	6,269,750.00	2,488,240.02	2,666,666.66	0.00	11,424,656.68	44,757,308.44	0.00	33,332,651.76
2025-2	1,714,287,000.00	47,834,102.12	6,369,149.11	2,665,973.45	2,857,145.00	0.00	11,892,267.56	47,605,849.81	0.00	35,713,582.25
2025-3	1,142,859,000.00	31,889,429.32	4,473,758.88	1,777,317.19	1,904,765.00	0.00	8,155,841.07	31,964,916.73	0.00	23,809,075.66
2025-4	1,714,287,000.00	47,834,102.12	4,911,654.84	2,665,973.45	2,857,145.00	0.00	10,434,773.29	46,148,355.54	0.00	35,713,582.25
2025-5	1,142,859,000.00	31,889,429.32	3,431,606.84	1,777,317.19	1,904,765.00	0.00	7,113,689.03	30,922,764.69	0.00	23,809,075.66

Total	18,628,606,000.00	519,797,817.82	71,691,841.38	28,970,276.87	31,047,676.68	0.00	131,709,794.93	519,797,817.82	0.00	388,088,022.89
Group 2

2012-A	1,151,000.00	32,116.59	4,557.63	1,789.98	1,918.33	0.00	8,265.94	32,116.59	0.00	23,850.65

Total	1,151,000.00	32,116.59	4,557.63	1,789.98	1,918.33	0.00	8,265.94	32,116.59	0.00	23,850.65

Trust Total	18,629,757,000.00	519,829,934.41	71,696,399.01	28,972,066.85	31,049,595.01	0.00	131,718,060.87	519,829,934.41	0.00	388,111,873.54

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	519,797,817.82	131,709,794.93	388,088,022.89
Group 2	32,116.59	8,265.94	23,850.65

D.	Trust Performance

Delinquencies: (a)

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	66,650,398	0.25%	8,010	0.06%
61-90 Days Delinquent	47,756,863	0.18%	4,970	0.04%
91-120 Days Delinquent	40,980,915	0.15%	4,097	0.03%
120+ Days Delinquent	55,535,854	0.21%	5,678	0.04%
Total 30+ Days Delinquent	210,924,030	0.79%	22,755	0.17%

Loss Experience:

Ending Principal Receivables Balance	25,398,900,371.08
Defaulted Amount	39,377,580.69
Recoveries	15,387,481.56
Net Default Amount	23,990,099.13
Annualized Default Rate	1.83%
Annualized Recovery Rate	0.71%
Annualized Default Rate, Net of Recoveries	1.11%
Number of Accounts Experiencing a Loss	6,522
Number of Accounts Experiencing a Recovery	30,451
Average Net Default Amount per Account Experiencing a Loss	3,678.33

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 10, 2025 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention (5)

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	815,050,000.00	690,000,000.00
Seller’s Interest Amount	6,769,143,371.08	9,549,300,241.78
Seller’s Interest Percentage	41.53%	69.20%

(5)	Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,564,389.44	1,151,000.00	413,389.44
Beginning Adjusted Invested Amount	N/A	1,151,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,651.48	32,116.59	11,534.89
Collections of Principal Receivables	795,669.50	585,414.07	210,255.43
Defaulted Amount	2,432.86	1,789.98	642.88

Ending Invested Amount / Transferor Amount	1,569,217.16	1,151,000.00	418,217.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Periodic Term SOFR Determination Date	July 11, 2025	July 11, 2025	July 11, 2025
Increase Periodic Term SOFR Determination Date (Invested Amount Increase on 7/18/25 and the related Increase Interest Accrual Period from 7/18/25 to 8/14/25	July 16, 2025	July 16, 2025	July 16, 2025
Coupon (Invested Amount Increase on 7/18/25 and the related Increase Interest Accrual Period from 7/18/25 to 8/14/25)	N/A	5.29979%	7.38279%
Monthly Interest Due	3,752.12	156.64	648.87	4,557.63
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,752.12	156.64	648.87	4,557.63
Investor Default Amount	1,555.16	59.10	175.72	1,789.98
Investor Monthly Fees Due	1,666.67	63.33	188.33	1,918.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	6,973.95	279.07	1,012.92	8,265.94
Reallocated Investor Finance Charge Collections				32,116.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.0227%
Base Rate				6.7592%
Excess Spread Percentage				24.8660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	1,000,000.00	38,000.00	113,000.00	1,151,000.00
Distributions of Interest	3,752.12	156.64	648.87	4,557.63
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,752.12	156.64	648.87	4,557.63
Ending Certificates Balance	1,000,000.00	38,000.00	113,000.00	1,151,000.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$3.75

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$3.75

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$4.12

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$4.12

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$24,499.53

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$648.87

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,850.66

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,903.22

		a.	Class A Monthly Interest	$3,752.12

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555.16

		e.	Excess Spread	$22,595.94

	2.	Class B Available Funds		$1,060.32

		a.	Class B Monthly Interest	$156.64

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$903.68

	3.	Collateral Available Funds		$3,153.06

		a.	Excess Spread	$3,153.06

	4.	Total Excess Spread		$26,652.68

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2012-A Allocable Principal Collections		$795,669.50

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$585,414.07

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$585,414.07

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$1,789.98

	8.	Available Principal Collections (total of items 5, 6 & 7)		$587,204.05

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$587,204.05

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$26,652.68

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$59.10

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$326.65

	10.	Applied to unpaid Monthly Servicing Fee	$1,918.33

	11.	Collateral Default Amount treated as Available Principal Collections	$175.72

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Applied to any remaining Collateral Minimum Monthly Interest	$322.22

	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,850.66

	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.7592%

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	6.7104%

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	31.0227%

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	31.1824%

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,151,000.00

	2.	Monthly Interest		4,557.63

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,155,557.63

Series 2022-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,494,983,273.93	2,571,435,000.00	923,548,273.93
Beginning Adjusted Invested Amount	N/A	2,571,435,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	97,521,235.83	71,751,278.73	25,769,957.10
Collections of Principal Receivables	1,777,595,491.37	1,307,866,419.98	469,729,071.39
Defaulted Amount	5,435,223.29	3,998,967.18	1,436,256.11

Ending Invested Amount / Transferor Amount	3,505,768,828.64	2,571,435,000.00	934,333,828.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	11,250,000.00	0.00	0.00	11,250,000.00
Reserve Account Opening Balance	11,250,000.00	0.00	0.00	11,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	11,250,000.00	0.00	0.00	11,250,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	3.75000%	4.07000%	5.79429%
Monthly Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Investor Default Amount	3,499,087.53	149,963.12	349,916.53	3,998,967.18
Investor Monthly Fees Due	3,750,000.00	160,716.67	375,008.33	4,285,725.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	14,280,337.53	637,738.21	1,811,378.38	16,729,454.12
Reallocated Investor Finance Charge Collections				70,299,921.24
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				30.3582%
Base Rate				5.8291%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00
Distributions of Interest	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Deposits to the Principal Funding Account	2,250,000,000.00	96,430,000.00	0.00	2,346,430,000.00
Distributions of Principal	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00
Total Distributions	2,257,031,250.00	96,757,058.42	226,091,453.52	2,579,879,761.94
Ending Certificates Balance	0.00	0.00	0.00	0.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1,003.13

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.13

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1003.39

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.39

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$279,661,920.63

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$1,086,453.52

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$225,005,000.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$53,570,467.11

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$61,512,277.30

		a.	Class A Monthly Interest	$7,031,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,499,087.53
		e.	Excess Spread	$50,981,939.77

	2.	Class B Available Funds		$2,636,279.51

		a.	Class B Monthly Interest	$327,058.42
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,309,221.09

	3.	Collateral Available Funds		$6,151,364.42

		a.	Excess Spread	$6,151,364.42

	4.	Total Excess Spread		$59,442,525.28

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2022-3 Allocable Principal Collections		$1,777,595,491.37

	3.	Principal Allocation Percentage of Series 2022-3 Allocable Principal Collections		$1,307,866,419.98

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,307,866,419.98

	6.	Shared Principal Collections from other Series allocated to Series 2022-3		$1,259,569,612.84

	7.	Other amounts treated as Available Principal Collections:		$3,998,967.18

	8.	Available Principal Collections (total of items 5, 6 and 7)		$2,571,435,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		N/A

	2.	Required Collateral Invested Amount		N/A

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		N/A

	4.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$2,346,430,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$225,005,000.00

	3.	Distribution of Principal		$2,571,435,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-3

	1.	Excess Spread		$59,442,525.28
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$149,963.12
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$488,581.20
	9.	Applied to unpaid Monthly Servicing Fee		$4,285,725.00
	10.	Collateral Default Amount treated as Available Principal Collections		$349,916.53
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$597,872.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$53,570,467.11
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.8291%
		b.	Prior Monthly Period	6.2311%
		c.	Second Prior Monthly Period	5.6469%
	2.	Three Month Average Base Rate		5.9024%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	30.3582%
		b.	Prior Monthly Period	31.0936%
		c.	Second Prior Monthly Period	30.2659%
	4.	Three Month average Series Adjusted Portfolio Yield		30.5725%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,571,435,000.00
		Monthly Interest		$8,444,761.94
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,579,879,761.94

Series 2022-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,553,324,540.37	1,142,859,000.00	410,465,540.37
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,342,733.56	31,889,429.32	11,453,304.24
Collections of Principal Receivables	790,041,749.32	581,273,455.82	208,768,293.50
Defaulted Amount	2,415,652.68	1,777,317.19	638,335.49

Ending Invested Amount / Transferor Amount	1,558,118,116.04	1,142,859,000.00	415,259,116.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Opening Balance	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.95000%	5.23000%	6.96800%
Monthly Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Investor Default Amount	1,555,150.01	66,650.62	155,516.56	1,777,317.19
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,346,816.68	324,870.07	902,857.36	8,574,544.11
Reallocated Investor Finance Charge Collections				32,383,619.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.5318%
Base Rate				7.0028%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.13

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.13

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.36

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,389,748.13

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$580,672.47

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,809,075.66

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,335,621.25

		a.	Class A Monthly Interest	$4,125,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555,150.01
		e.	Excess Spread	$22,655,471.24

	2.	Class B Available Funds		$1,214,408.06

		a.	Class B Monthly Interest	$186,789.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,027,618.61

	3.	Collateral Available Funds		$2,833,590.46

		a.	Excess Spread	$2,833,590.46

	4.	Total Excess Spread		$26,516,680.31

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2022-4 Allocable Principal Collections		$790,041,749.32

	3.	Principal Allocation Percentage of Series 2022-4 Allocable Principal Collections		$581,273,455.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$581,273,455.82

	6.	Shared Principal Collections from other Series allocated to Series 2022-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,777,317.19

	8.	Available Principal Collections (total of items 5, 6 and 7)		$583,050,773.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$583,050,773.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-4

	1.	Excess Spread		$26,516,680.31
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,650.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$272,381.63
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$155,516.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,290.84
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,809,075.66
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.0028%
		b.	Prior Monthly Period	7.4857%
		c.	Second Prior Monthly Period	6.7839%
	2.	Three Month Average Base Rate		7.0908%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.5318%
		b.	Prior Monthly Period	32.3064%
		c.	Second Prior Monthly Period	31.4396%
	4.	Three Month average Series Adjusted Portfolio Yield		31.7593%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$4,892,461.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,147,751,461.92

Series 2023-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,941,654,656.09	1,428,573,000.00	513,081,656.09
Beginning Adjusted Invested Amount	N/A	1,428,573,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	54,178,388.50	39,861,765.71	14,316,622.79
Collections of Principal Receivables	987,551,668.19	726,591,438.32	260,960,229.87
Defaulted Amount	3,019,564.27	2,221,645.32	797,918.95

Ending Invested Amount / Transferor Amount	1,947,646,622.54	1,428,573,000.00	519,073,622.54

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.87000%	5.12000%	6.69600%
Monthly Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Investor Default Amount	1,943,937.52	83,312.50	194,395.30	2,221,645.32
Investor Monthly Fees Due	2,083,333.33	89,286.67	208,335.00	2,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,100,187.52	401,173.04	1,100,235.88	10,601,596.44
Reallocated Investor Finance Charge Collections				40,362,925.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.4358%
Base Rate				6.9067%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00
Distributions of Interest	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Ending Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.06

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.06

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$30,458,834.53

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$697,505.58

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,761,328.95

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$35,317,520.87

		a.	Class A Monthly Interest	$5,072,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,943,937.52
		e.	Excess Spread	$28,300,666.68

	2.	Class B Available Funds		$1,513,624.18

		a.	Class B Monthly Interest	$228,573.87
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,285,050.31

	3.	Collateral Available Funds		$3,531,780.34

		a.	Excess Spread	$3,531,780.34

	4.	Total Excess Spread		$33,117,497.33

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2023-1 Allocable Principal Collections		$987,551,668.19

	3.	Principal Allocation Percentage of Series 2023-1 Allocable Principal Collections		$726,591,438.32

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$726,591,438.32

	6.	Shared Principal Collections from other Series allocated to Series 2023-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,221,645.32

	8.	Available Principal Collections (total of items 5, 6 and 7)		$728,813,083.64

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$125,001,000.00

	2.	Required Collateral Invested Amount		$125,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$728,813,083.64

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-1

	1.	Excess Spread		$33,117,497.33
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$83,312.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$325,597.19
	9.	Applied to unpaid Monthly Servicing Fee		$2,380,955.00
	10.	Collateral Default Amount treated as Available Principal Collections		$194,395.30
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$371,908.39
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$29,761,328.95
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.9067%
		b.	Prior Monthly Period	7.3830%
		c.	Second Prior Monthly Period	6.6909%
	2.	Three Month Average Base Rate		6.9935%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.4358%
		b.	Prior Monthly Period	32.2071%
		c.	Second Prior Monthly Period	31.3435%
	4.	Three Month average Series Adjusted Portfolio Yield		31.6621%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,428,573,000.00
		Monthly Interest		$5,998,996.12
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,434,571,996.12

Series 2023-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	776,662,949.76	571,430,000.00	205,232,949.76
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	21,671,385.74	15,944,728.61	5,726,657.13
Collections of Principal Receivables	395,021,220.30	290,636,982.21	104,384,238.09
Defaulted Amount	1,207,827.40	888,659.37	319,168.03

Ending Invested Amount / Transferor Amount	779,059,739.70	571,430,000.00	207,629,739.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.80000%	5.12000%	6.80000%
Monthly Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Investor Default Amount	777,575.00	33,325.31	77,759.06	888,659.37
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,610,908.33	160,470.71	444,433.06	4,215,812.10
Reallocated Investor Finance Charge Collections				16,120,360.35
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.3846%
Base Rate				6.8555%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.00

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.00

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,187,887.24

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$283,339.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,904,548.24

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,105,280.04

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$777,575.00
		e.	Excess Spread	$11,327,705.04

	2.	Class B Available Funds		$604,524.09

		a.	Class B Monthly Interest	$91,430.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$513,093.69

	3.	Collateral Available Funds		$1,410,556.21

		a.	Excess Spread	$1,410,556.21

	4.	Total Excess Spread		$13,251,354.94

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2023-2 Allocable Principal Collections		$395,021,220.30

	3.	Principal Allocation Percentage of Series 2023-2 Allocable Principal Collections		$290,636,982.21

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$290,636,982.21

	6.	Shared Principal Collections from other Series allocated to Series 2023-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$888,659.37

	8.	Available Principal Collections (total of items 5, 6 and 7)		$291,525,641.58

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$291,525,641.58

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-2

	1.	Excess Spread		$13,251,354.94
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,325.31
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$131,193.10
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$77,759.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$152,145.90
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$11,904,548.24
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.8555%
		b.	Prior Monthly Period	7.3283%
		c.	Second Prior Monthly Period	6.6413%
	2.	Three Month Average Base Rate		6.9417%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.3846%
		b.	Prior Monthly Period	32.1542%
		c.	Second Prior Monthly Period	31.2923%
	4.	Three Month average Series Adjusted Portfolio Yield		31.6104%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$2,374,769.40
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$573,804,769.40

Series 2023-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,320,329,732.91	971,433,000.00	348,896,732.91
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	36,841,431.61	27,106,094.44	9,735,337.17
Collections of Principal Receivables	671,537,457.09	494,083,887.00	177,453,570.09
Defaulted Amount	2,053,310.80	1,510,724.04	542,586.76

Ending Invested Amount / Transferor Amount	1,324,404,284.19	971,433,000.00	352,971,284.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	5.23000%	5.52000%	6.99000%
Monthly Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Investor Default Amount	1,321,877.51	56,654.11	132,192.42	1,510,724.04
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,443,127.51	284,948.78	769,006.57	7,497,082.86
Reallocated Investor Finance Charge Collections				27,734,856.55
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.7848%
Base Rate				7.2557%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,732,916.18

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$495,142.48

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,237,773.70

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,267,888.85

		a.	Class A Monthly Interest	$3,704,583.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,321,877.51
		e.	Excess Spread	$19,241,428.01

	2.	Class B Available Funds		$1,040,093.17

		a.	Class B Monthly Interest	$167,578.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$872,515.17

	3.	Collateral Available Funds		$2,426,874.54

		a.	Excess Spread	$2,426,874.54

	4.	Total Excess Spread		$22,540,817.72

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2023-3 Allocable Principal Collections		$671,537,457.09

	3.	Principal Allocation Percentage of Series 2023-3 Allocable Principal Collections		$494,083,887.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$494,083,887.00

	6.	Shared Principal Collections from other Series allocated to Series 2023-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,510,724.04

	8.	Available Principal Collections (total of items 5, 6 and 7)		$495,594,611.04

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$495,594,611.04

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-3

	1.	Excess Spread		$22,540,817.72
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$56,654.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$233,150.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$132,192.42
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$261,992.08
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,237,773.70
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2557%
		b.	Prior Monthly Period	7.7561%
		c.	Second Prior Monthly Period	7.0290%
	2.	Three Month Average Base Rate		7.3469%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.7848%
		b.	Prior Monthly Period	32.5678%
		c.	Second Prior Monthly Period	31.6925%
	4.	Three Month average Series Adjusted Portfolio Yield		32.0150%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$971,433,000.00
		Monthly Interest		$4,367,303.81
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$975,800,303.81

Series 2023-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,320,329,732.91	971,433,000.00	348,896,732.91
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	36,841,431.61	27,106,094.44	9,735,337.17
Collections of Principal Receivables	671,537,457.09	494,083,887.00	177,453,570.09
Defaulted Amount	2,053,310.80	1,510,724.04	542,586.76

Ending Invested Amount / Transferor Amount	1,324,404,284.19	971,433,000.00	352,971,284.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	5.15000%	5.46000%	7.13600%
Monthly Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Investor Default Amount	1,321,877.51	56,654.11	132,192.42	1,510,724.04
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,386,460.85	283,127.28	779,348.60	7,448,936.73
Reallocated Investor Finance Charge Collections				27,686,710.42
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.7264%
Base Rate				7.1974%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.29

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.29

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.55

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.55

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,743,258.20

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$505,484.51

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,237,773.69

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,225,761.18

		a.	Class A Monthly Interest	$3,647,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,321,877.51
		e.	Excess Spread	$19,255,967.00

	2.	Class B Available Funds		$1,038,287.62

		a.	Class B Monthly Interest	$165,756.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$872,531.12

	3.	Collateral Available Funds		$2,422,661.62

		a.	Excess Spread	$2,422,661.62

	4.	Total Excess Spread		$22,551,159.74

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2023-4 Allocable Principal Collections		$671,537,457.09

	3.	Principal Allocation Percentage of Series 2023-4 Allocable Principal Collections		$494,083,887.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$494,083,887.00

	6.	Shared Principal Collections from other Series allocated to Series 2023-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,510,724.04

	8.	Available Principal Collections (total of items 5, 6 and 7)		$495,594,611.04

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$495,594,611.04

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-4

	1.	Excess Spread		$22,551,159.74
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$56,654.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$236,793.38
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$132,192.42
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$268,691.13
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,237,773.69
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.1974%
		b.	Prior Monthly Period	7.6937%
		c.	Second Prior Monthly Period	6.9725%
	2.	Three Month Average Base Rate		7.2879%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.7264%
		b.	Prior Monthly Period	32.5075%
		c.	Second Prior Monthly Period	31.6341%
	4.	Three Month average Series Adjusted Portfolio Yield		31.9560%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$971,433,000.00
		Monthly Interest		$4,319,157.68
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$975,752,157.68

Series 2024-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,553,324,540.37	1,142,859,000.00	410,465,540.37
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,342,733.56	31,889,429.32	11,453,304.24
Collections of Principal Receivables	790,041,749.32	581,273,455.82	208,768,293.50
Defaulted Amount	2,415,652.68	1,777,317.19	638,335.49

Ending Invested Amount / Transferor Amount	1,558,118,116.04	1,142,859,000.00	415,259,116.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	5.23000%	5.50000%	7.12500%
Monthly Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Investor Default Amount	1,555,150.01	66,650.62	155,516.56	1,777,317.19
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,580,150.01	334,513.12	915,940.83	8,830,603.96
Reallocated Investor Finance Charge Collections				32,639,679.62
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.7956%
Base Rate				7.2666%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.58

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.58

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,402,831.61

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$593,755.94

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,809,075.67

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,559,673.26

		a.	Class A Monthly Interest	$4,358,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555,150.01
		e.	Excess Spread	$22,646,189.92

	2.	Class B Available Funds		$1,224,010.48

		a.	Class B Monthly Interest	$196,432.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,027,577.98

	3.	Collateral Available Funds		$2,855,995.89

		a.	Excess Spread	$2,855,995.89

	4.	Total Excess Spread		$26,529,763.79

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2024-1 Allocable Principal Collections		$790,041,749.32

	3.	Principal Allocation Percentage of Series 2024-1 Allocable Principal Collections		$581,273,455.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$581,273,455.82

	6.	Shared Principal Collections from other Series allocated to Series 2024-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,777,317.19

	8.	Available Principal Collections (total of items 5, 6 and 7)		$583,050,773.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$583,050,773.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-1

	1.	Excess Spread		$26,529,763.79
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,650.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$284,762.62
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$155,516.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,993.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,809,075.67
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2666%
		b.	Prior Monthly Period	7.7677%
		c.	Second Prior Monthly Period	7.0395%
	2.	Three Month Average Base Rate		7.3579%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.7956%
		b.	Prior Monthly Period	32.5790%
		c.	Second Prior Monthly Period	31.7034%
	4.	Three Month average Series Adjusted Portfolio Yield		32.0260%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$5,148,521.77
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,148,007,521.77

Series 2024-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,553,324,540.37	1,142,859,000.00	410,465,540.37
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,342,733.56	31,889,429.32	11,453,304.24
Collections of Principal Receivables	790,041,749.32	581,273,455.82	208,768,293.50
Defaulted Amount	2,415,652.68	1,777,317.19	638,335.49

Ending Invested Amount / Transferor Amount	1,558,118,116.04	1,142,859,000.00	415,259,116.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	5.24000%	5.51000%	7.24500%
Monthly Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Investor Default Amount	1,555,150.01	66,650.62	155,516.56	1,777,317.19
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,588,483.35	334,870.27	925,940.93	8,849,294.55
Reallocated Investor Finance Charge Collections				32,658,370.21
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.8149%
Base Rate				7.2858%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.59

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.59

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,412,831.71

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$603,756.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,809,075.67

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,576,027.50

		a.	Class A Monthly Interest	$4,366,666.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555,150.01
		e.	Excess Spread	$22,654,210.82

	2.	Class B Available Funds		$1,224,711.39

		a.	Class B Monthly Interest	$196,789.65
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,027,921.74

	3.	Collateral Available Funds		$2,857,631.33

		a.	Excess Spread	$2,857,631.33

	4.	Total Excess Spread		$26,539,763.89

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2024-2 Allocable Principal Collections		$790,041,749.32

	3.	Principal Allocation Percentage of Series 2024-2 Allocable Principal Collections		$581,273,455.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$581,273,455.82

	6.	Shared Principal Collections from other Series allocated to Series 2024-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,777,317.19

	8.	Available Principal Collections (total of items 5, 6 and 7)		$583,050,773.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$583,050,773.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-2

	1.	Excess Spread		$26,539,763.89
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,650.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$290,476.92
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$155,516.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$313,279.12
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,809,075.67
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2858%
		b.	Prior Monthly Period	7.7883%
		c.	Second Prior Monthly Period	7.0582%
	2.	Three Month Average Base Rate		7.3774%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.8149%
		b.	Prior Monthly Period	32.5989%
		c.	Second Prior Monthly Period	31.7226%
	4.	Three Month average Series Adjusted Portfolio Yield		32.0455%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$5,167,212.36
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,148,026,212.36

Series 2024-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,863,992,438.58	1,371,433,000.00	492,559,438.58
Beginning Adjusted Invested Amount	N/A	1,371,433,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	52,011,363.70	38,267,376.56	13,743,987.14
Collections of Principal Receivables	948,051,620.02	697,529,265.94	250,522,354.08
Defaulted Amount	2,898,787.87	2,132,784.05	766,003.82

Ending Invested Amount / Transferor Amount	1,869,744,738.62	1,371,433,000.00	498,311,738.62

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.65000%	5.08000%	6.55000%
Monthly Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Investor Default Amount	1,866,180.02	79,981.37	186,622.66	2,132,784.05
Investor Monthly Fees Due	2,000,000.00	85,716.67	200,005.00	2,285,721.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,516,180.02	383,418.37	1,041,644.04	9,941,242.43
Reallocated Investor Finance Charge Collections				38,512,179.06
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.2329%
Base Rate				6.7038%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00
Distributions of Interest	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Ending Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.23

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.23

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,225,953.01

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$655,016.38

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,570,936.63

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,698,047.86

		a.	Class A Monthly Interest	$4,650,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,866,180.02
		e.	Excess Spread	$27,181,867.84

	2.	Class B Available Funds		$1,444,242.17

		a.	Class B Monthly Interest	$217,720.33
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,226,521.84

	3.	Collateral Available Funds		$3,369,889.03

		a.	Excess Spread	$3,369,889.03

	4.	Total Excess Spread		$31,778,278.71

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2024-3 Allocable Principal Collections		$948,051,620.02

	3.	Principal Allocation Percentage of Series 2024-3 Allocable Principal Collections		$697,529,265.94

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$697,529,265.94

	6.	Shared Principal Collections from other Series allocated to Series 2024-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,132,784.05

	8.	Available Principal Collections (total of items 5, 6 and 7)		$699,662,049.99

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,003,000.00

	2.	Required Collateral Invested Amount		$120,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$699,662,049.99

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-3

	1.	Excess Spread		$31,778,278.71
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$79,981.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$304,006.97
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,721.67
	10.	Collateral Default Amount treated as Available Principal Collections		$186,622.66
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$351,009.41
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$28,570,936.63
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.7038%
		b.	Prior Monthly Period	7.1661%
		c.	Second Prior Monthly Period	6.4943%
	2.	Three Month Average Base Rate		6.7881%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.2329%
		b.	Prior Monthly Period	31.9975%
		c.	Second Prior Monthly Period	31.1406%
	4.	Three Month average Series Adjusted Portfolio Yield		31.4570%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,371,433,000.00
		Monthly Interest		$5,522,736.71
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,376,955,736.71

Series 2025-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,174,650,822.71	1,600,000,000.00	574,650,822.71
Beginning Adjusted Invested Amount	N/A	1,600,000,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	60,679,728.37	44,645,128.49	16,034,599.88
Collections of Principal Receivables	1,106,056,651.71	813,781,515.75	292,275,135.96
Defaulted Amount	3,381,908.26	2,488,240.02	893,668.24

Ending Invested Amount / Transferor Amount	2,181,361,817.75	1,600,000,000.00	581,361,817.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.56000%	4.96000%	6.01500%
Monthly Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Investor Default Amount	2,177,210.02	93,309.00	217,721.00	2,488,240.02
Investor Monthly Fees Due	2,333,333.33	100,000.00	233,333.33	2,666,666.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,830,543.35	441,309.00	1,152,804.33	11,424,656.68
Reallocated Investor Finance Charge Collections				44,757,308.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.1053%
Base Rate				6.5762%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00
Distributions of Interest	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Ending Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.80

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.80

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.13

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.13

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$34,034,401.77

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$701,750.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$33,332,651.77

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$39,162,644.89

		a.	Class A Monthly Interest	$5,320,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,177,210.02
		e.	Excess Spread	$31,665,434.87

	2.	Class B Available Funds		$1,678,399.07

		a.	Class B Monthly Interest	$248,000.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,430,399.07

	3.	Collateral Available Funds		$3,916,264.49

		a.	Excess Spread	$3,916,264.49

	4.	Total Excess Spread		$37,012,098.43

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2025-1 Allocable Principal Collections		$1,106,056,651.71

	3.	Principal Allocation Percentage of Series 2025-1 Allocable Principal Collections		$813,781,515.75

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$813,781,515.75

	6.	Shared Principal Collections from other Series allocated to Series 2025-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,488,240.02

	8.	Available Principal Collections (total of items 5, 6 and 7)		$816,269,755.77

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$140,000,000.00

	2.	Required Collateral Invested Amount		$140,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$816,269,755.77

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-1
	1.	Excess Spread		$37,012,098.43
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$93,309.00
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$356,666.67
	9.	Applied to unpaid Monthly Servicing Fee		$2,666,666.66
	10.	Collateral Default Amount treated as Available Principal Collections		$217,721.00
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$345,083.33
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$33,332,651.77
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	6.5762%
		b.	Prior Monthly Period	7.0297%
		c.	Second Prior Monthly Period	6.3707%

	2.	Three Month Average Base Rate		6.6589%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.1053%
		b.	Prior Monthly Period	31.8656%
		c.	Second Prior Monthly Period	31.0130%

	4.	Three Month average Series Adjusted Portfolio Yield		31.3279%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$1,600,000,000.00
		Monthly Interest		$6,269,750.00
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,606,269,750.00

Series 2025-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,329,984,771.81	1,714,287,000.00	615,697,771.81
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	65,014,043.45	47,834,102.12	17,179,941.33
Collections of Principal Receivables	1,185,061,587.06	871,909,420.81	313,152,166.25
Defaulted Amount	3,623,475.85	2,665,973.45	957,502.40

Ending Invested Amount / Transferor Amount	2,337,175,129.04	1,714,287,000.00	622,888,129.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.28000%	4.59000%	6.18600%
Monthly Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Investor Default Amount	2,332,725.02	99,974.37	233,274.06	2,665,973.45
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,182,725.02	453,011.65	1,256,530.89	11,892,267.56
Reallocated Investor Finance Charge Collections				47,605,849.81
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				30.8659%
Base Rate				6.3369%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.57

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.57

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$36,486,837.40

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$773,255.16

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$35,713,582.24

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$41,655,087.34

		a.	Class A Monthly Interest	$5,350,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,332,725.02
		e.	Excess Spread	$33,972,362.32

	2.	Class B Available Funds		$1,785,225.96

		a.	Class B Monthly Interest	$245,893.95
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,539,332.01

	3.	Collateral Available Funds		$4,165,536.50

		a.	Excess Spread	$4,165,536.50

	4.	Total Excess Spread		$39,677,230.83

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2025-2 Allocable Principal Collections		$1,185,061,587.06

	3.	Principal Allocation Percentage of Series 2025-2 Allocable Principal Collections		$871,909,420.81

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$871,909,420.81

	6.	Shared Principal Collections from other Series allocated to Series 2025-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,665,973.45

	8.	Available Principal Collections (total of items 5, 6 and 7)		$874,575,394.26

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$874,575,394.26

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-2
	1.	Excess Spread		$39,677,230.83
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$99,974.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$362,860.17
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$233,274.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$410,394.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$35,713,582.24
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	6.3369%
		b.	Prior Monthly Period	6.7739%
		c.	Second Prior Monthly Period	6.1555%

	2.	Three Month Average Base Rate		6.4221%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	30.8659%
		b.	Prior Monthly Period	31.6183%
		c.	Second Prior Monthly Period	31.0653%

	4.	Three Month average Series Adjusted Portfolio Yield		31.1832%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$6,369,149.11
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,720,656,149.11

Series 2025-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,553,324,540.37	1,142,859,000.00	410,465,540.37
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,342,733.56	31,889,429.32	11,453,304.24
Collections of Principal Receivables	790,041,749.32	581,273,455.82	208,768,293.50
Defaulted Amount	2,415,652.68	1,777,317.19	638,335.49

Ending Invested Amount / Transferor Amount	1,558,118,116.04	1,142,859,000.00	415,259,116.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 15, 2025 to August 14, 2025	4.51000%	4.83000%	6.51500%
Monthly Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Investor Default Amount	1,555,150.01	66,650.62	155,516.56	1,777,317.19
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,980,150.01	310,584.07	865,106.99	8,155,841.07
Reallocated Investor Finance Charge Collections				31,964,916.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.1005%
Base Rate				6.5714%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.76

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.76

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.03

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.03

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,351,997.76

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$542,922.10

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,809,075.66

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,969,256.69

		a.	Class A Monthly Interest	$3,758,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555,150.01
		e.	Excess Spread	$22,655,773.35

	2.	Class B Available Funds		$1,198,706.40

		a.	Class B Monthly Interest	$172,503.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,026,202.95

	3.	Collateral Available Funds		$2,796,953.64

		a.	Excess Spread	$2,796,953.64

	4.	Total Excess Spread		$26,478,929.94

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2025-3 Allocable Principal Collections		$790,041,749.32

	3.	Principal Allocation Percentage of Series 2025-3 Allocable Principal Collections		$581,273,455.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$581,273,455.82

	6.	Shared Principal Collections from other Series allocated to Series 2025-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,777,317.19

	8.	Available Principal Collections (total of items 5, 6 and 7)		$583,050,773.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$583,050,773.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-3

	1.	Excess Spread		$26,478,929.94
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,650.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$255,714.93
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$155,516.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$287,207.17
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,809,075.66
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.5714%
		b.	Prior Monthly Period	7.0246%
		c.	Second Prior Monthly Period	6.3836%
	2.	Three Month Average Base Rate		6.6599%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.1005%
		b.	Prior Monthly Period	31.8606%
		c.	Second Prior Monthly Period	31.3155%
	4.	Three Month average Series Adjusted Portfolio Yield		31.4255%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$4,473,758.88
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,147,332,758.88

Series 2025-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,329,984,771.81	1,714,287,000.00	615,697,771.81
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	65,014,043.45	47,834,102.12	17,179,941.33
Collections of Principal Receivables	1,185,061,587.06	871,909,420.81	313,152,166.25
Defaulted Amount	3,623,475.85	2,665,973.45	957,502.40

Ending Invested Amount / Transferor Amount	2,337,175,129.04	1,714,287,000.00	622,888,129.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 22, 2025 to August 14, 2025	4.30000%	4.69000%	6.24200%
Monthly Interest Due	4,120,833.33	192,625.86	598,195.65	4,911,654.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,120,833.33	192,625.86	598,195.65	4,911,654.84
Investor Default Amount	2,332,725.02	99,974.37	233,274.06	2,665,973.45
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,953,558.35	399,743.56	1,081,471.38	10,434,773.29
Reallocated Investor Finance Charge Collections				46,148,355.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				29.8649%
Base Rate				6.3198%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	4,120,833.33	192,625.86	598,195.65	4,911,654.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,120,833.33	192,625.86	598,195.65	4,911,654.84
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.75

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.75

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.00

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.00

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$36,311,777.90

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$598,195.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$35,713,582.25

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$40,379,780.81

		a.	Class A Monthly Interest	$4,120,833.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,332,725.02
		e.	Excess Spread	$33,926,222.46

	2.	Class B Available Funds		$1,730,569.73

		a.	Class B Monthly Interest	$192,625.86
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,537,943.87

	3.	Collateral Available Funds		$4,038,005.00

		a.	Excess Spread	$4,038,005.00

	4.	Total Excess Spread		$39,502,171.33

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2025-4 Allocable Principal Collections		$1,185,061,587.06

	3.	Principal Allocation Percentage of Series 2025-4 Allocable Principal Collections		$871,909,420.81

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$871,909,420.81

	6.	Shared Principal Collections from other Series allocated to Series 2025-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,665,973.45

	8.	Available Principal Collections (total of items 5, 6 and 7)		$874,575,394.26

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$874,575,394.26

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-4

	1.	Excess Spread		$39,502,171.33
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$99,974.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$278,192.79
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$233,274.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$320,002.86
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$35,713,582.25
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.3198%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	29.8649%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,911,654.84
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,719,198,654.84

Series 2025-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,553,324,540.37	1,142,859,000.00	410,465,540.37
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	73.5750%	26.4250%
Principal Allocation Percentage	N/A	73.5750%	26.4250%
Collections of Finance Charge Receivables	43,342,733.56	31,889,429.32	11,453,304.24
Collections of Principal Receivables	790,041,749.32	581,273,455.82	208,768,293.50
Defaulted Amount	2,415,652.68	1,777,317.19	638,335.49

Ending Invested Amount / Transferor Amount	1,558,118,116.04	1,142,859,000.00	415,259,116.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon July 22, 2025 to August 14, 2025	4.51000%	4.90000%	6.51200%
Monthly Interest Due	2,881,388.89	134,169.35	416,048.60	3,431,606.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,881,388.89	134,169.35	416,048.60	3,431,606.84
Investor Default Amount	1,555,150.01	66,650.62	155,516.56	1,777,317.19
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,103,205.57	272,249.97	738,233.49	7,113,689.03
Reallocated Investor Finance Charge Collections				30,922,764.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				30.0268%
Base Rate				6.5289%
Excess Spread Percentage				24.9995%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	2,881,388.89	134,169.35	416,048.60	3,431,606.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,881,388.89	134,169.35	416,048.60	3,431,606.84
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.13

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.13

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,225,124.26

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$416,048.60

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,809,075.66

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,057,375.14

		a.	Class A Monthly Interest	$2,881,388.89
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,555,150.01
		e.	Excess Spread	$22,620,836.24

	2.	Class B Available Funds		$1,159,624.98

		a.	Class B Monthly Interest	$134,169.35
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,025,455.63

	3.	Collateral Available Funds		$2,705,764.57

		a.	Excess Spread	$2,705,764.57

	4.	Total Excess Spread		$26,352,056.44

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.5750%

	2.	Series 2025-5 Allocable Principal Collections		$790,041,749.32

	3.	Principal Allocation Percentage of Series 2025-5 Allocable Principal Collections		$581,273,455.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$581,273,455.82

	6.	Shared Principal Collections from other Series allocated to Series 2025-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,777,317.19

	8.	Available Principal Collections (total of items 5, 6 and 7)		$583,050,773.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$583,050,773.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-5

	1.	Excess Spread		$26,352,056.44
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,650.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$193,127.47
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$155,516.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$222,921.13
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,809,075.66
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.5289%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	30.0268%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$3,431,606.84
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,146,290,606.84